Tax-Related Balances - Summary Of Information About Offset Of Tax losses (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	€ 194,702	€ 137,400
2015
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	47	47
2016
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	439	439
2017
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	56	56
2018
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	1,579	1,579
2019
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	3,318	3,318
2020
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	9,025	9,025
2021
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	121,936	122,936
2022
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	0	0
2023
Disclosure Of Detailed Information Of Tax losses [Line Items]
Tax losses	€ 58,302	€ 0